UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Capital Tactics Advisors, LLC
Address: 100 Crescent Court
         Suite 575
         Dallas, Texas, 75201

13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      W.C. Davis Parr
Title:     Manager
Phone:     214.273.5208

Signature, Place, and Date of Signing:

 /s/ W.C. Davis Parr     Dallas, Texas/USA     November 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $95,368 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A H BELO CORP                  COM CL A         001282102     3326   792002 SH       SOLE                   792002
ACTIVISION BLIZZARD INC        COM              00507V109     4879   410000 SH       SOLE                   410000
ADVANCED ANALOGIC TECHNOLOGI   COM              00752J108      388    89600 SH       SOLE                    89600
AMARIN CORP PLC                SPONS ADR NEW    023111206      276    30000 SH       SOLE                    30000
AMERISTAR CASINOS INC          COM              03070Q101     6635   413380 SH       SOLE                   413380
BABCOCK & WILCOX CO NEW        COM              05615F102     8192   419009 SH       SOLE                   419009
BP PLC                         SPONSORED ADR    055622104     4617   128000 SH       SOLE                   128000
CHICOPEE BANCORP INC           COM              168565109      453    33804 SH       SOLE                    33804
CLIFFS NATURAL RESOURCES INC   COM              18683K101     1152    22500 SH       SOLE                    22500
DRYSHIPS INC                   SHS              Y2109Q101     1890   807700 SH       SOLE                   807700
EXTREME NETWORKS INC           COM              30226D106     1939   731786 SH       SOLE                   731786
HARVEST NATURAL RESOURCES IN   COM              41754V103     2755   321459 SH       SOLE                   321459
HEXCEL CORP NEW                COM              428291108     8426   380234 SH       SOLE                   380234
INTERDIGITAL INC               COM              45867G101     2445    52500 SH       SOLE                    52500
JAKKS PAC INC                  COM              47012E106     2655   140100 SH       SOLE                   140100
JPMORGAN CHASE & CO            COM              46625H100     2892    96000 SH       SOLE                    96000
MCCORMICK & SCHMICKS SEAFD R   COM              579793100     1979   286000 SH       SOLE                   286000
NORTHWEST BANCSHARES INC MD    COM              667340103     6009   504594 SH       SOLE                   504594
OCEANFREIGHT INC               SHS A            Y64202123     1886   106267 SH       SOLE                   106267
OMNIAMERICAN BANCORP INC       COM              68216R107     3532   258752 SH       SOLE                   258752
PHARMATHENE INC                COM              71714G102      159    90000 SH       SOLE                    90000
RUBICON MINERALS CORP          COM              780911103     3906  1135646 SH       SOLE                  1135646
RUBY TUESDAY INC               COM              781182100     3079   430000 SH       SOLE                   430000
SEADRILL LIMITED               SHS              G7945E105      551    20000 SH       SOLE                    20000
SERACARE LIFE SCIENCES INC D   COM              81747T104      183    64269 SH       SOLE                    64269
SIGA TECHNOLOGIES INC          COM              826917106     1283   392505 SH       SOLE                   392505
STANDARD MICROSYSTEMS CORP     COM              853626109     1595    82192 SH       SOLE                    82192
SYNOVUS FINL CORP              COM              87161C105     1044   976010 SH       SOLE                   976010
TRANSATLANTIC HLDGS INC        COM              893521104      388     8000 SH       SOLE                     8000
UNIVERSAL AMERN CORP NEW       COM              91338E101     2179   216640 SH       SOLE                   216640
VIEWPOINT FINL GROUP INC MD    COM              92672A101     6995   610942 SH       SOLE                   610942
WAUSAU PAPER CORP              COM              943315101      373    58400 SH       SOLE                    58400
WILEY JOHN & SONS INC          CL A             968223206     7307   164501 SH       SOLE                   164501